UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22917

Absolute Shares Trust
 (Exact name of registrant as specified in charter)

Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
 (Name and address of agent for service)

(732) 842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

WBI Tactical SMG Shares
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.6%
Consumer Discretionary - 22.6%
32,817	Columbia Sportswear Company	$1,927,999
3,971	Domino's Pizza, Inc. +	731,855
5,967	Foot Locker, Inc.	446,391
42,052	Garmin, Ltd. +	2,149,278
73,572	Gentex Corporation +	1,569,291
19,350	Marriott Vacations Worldwide Corporation	1,933,645
29,986	Meredith Corporation +	1,937,096
33,483	Scripps Networks Interactive, Inc.	2,624,063
		13,319,618
Consumer Staples - 2.6%
40,373	Tootsie Roll Industries, Inc.	1,507,928
Financials - 12.4%
12,850	Eaton Vance Corporation +	577,736
36,070	Greenhill & Company, Inc. +	1,056,851
22,410	Lakeland Financial Corporation +	966,319
12,659	Primerica, Inc. +	1,040,570
51,074	Provident Financial Services, Inc.	1,320,263
57,876	Synovus Financial Corporation	2,374,073
		7,335,812
Health Care - 10.3%
54,553	HealthSouth Corporation +	2,335,414
15,036	Quest Diagnostics, Inc.	1,476,385
11,850	Teleflex, Inc. +	2,295,700
		6,107,499
Industrials - 22.5%
53,320	Allison Transmission Holdings, Inc.	1,922,719
25,497	Apogee Enterprises, Inc. +	1,519,876
14,000	Barnes Group, Inc. +	718,760
15,841	Crane Company	1,185,382

5,945	IDEX Corporation	555,917
32,046	KAR Auction Services, Inc.	1,399,449
32,554	Kimball International, Inc.	537,141
8,373	Lincoln Electric Holdings, Inc.	727,279
4,577	Raytheon Company	697,993
11,290	Snap-on, Inc. +	1,904,284
35,982	Spirit AeroSystems Holdings, Inc. +	2,084,077
		13,252,877
Information Technology - 21.3%
35,734	Amdocs, Ltd.	2,179,417
20,676	Cabot Microelectronics Corporation	1,583,988
33,653	Dolby Laboratories, Inc.	1,763,754
22,756	j2 Global, Inc. +	1,909,456
21,727	Jack Henry & Associates, Inc. +	2,022,784
4,612	Littelfuse, Inc. +	737,505
32,450	Methode Electronics, Inc.	1,479,720
29,416	TeleTech Holdings, Inc.	870,713
		12,547,337
Materials - 3.9%
8,888	Chase Corporation	847,915
11,252	Quaker Chemical Corporation	1,481,439
		2,329,354
TOTAL COMMON STOCKS (Cost $55,149,970)		56,400,425

SHORT-TERM INVESTMENTS - 36.4%
4,483,102	Invesco STIT - Treasury Portfolio, Institutional Class, 0.59% (a)	4,483,102
17,006,263	Mount Vernon Liquid Assets Portfolio, LLC 1.17% (a)^	17,006,263
TOTAL SHORT-TERM INVESTMENTS ($21,489,365)		21,489,365

TOTAL INVESTMENTS - 132.0% (Cost $76,639,335)		77,889,790
Liabilities in Excess of Other Assets - (32.0)%		(18,906,848)
NET ASSETS - 100.0%		$58,982,942

(a)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+	All or portion of this security is on loan as of March 31, 2017. Total value of securities on loan is $16,608,344.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $17,006,263 as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMV Shares
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 96.0%
Consumer Discretionary - 30.8%
23,036	BorgWarner, Inc. +	$962,674
12,770	Darden Restaurants, Inc. +	1,068,466
35,477	DeVry Education Group, Inc. +	1,257,660
78,448	Goodyear Tire & Rubber Company +	2,824,128
20,147	Group 1 Automotive, Inc.	1,492,490
34,937	HSN, Inc. +	1,296,163
19,154	Johnson Outdoors, Inc.	699,121
45,330	M.D.C. Holdings, Inc. +	1,362,167
31,802	Meredith Corporation +	2,054,409
112,178	TEGNA, Inc. +	2,874,000
27,051	Tenneco, Inc. +	1,688,523
31,660	Tupperware Brands Corporation +	1,985,715
		19,565,516
Consumer Staples - 2.5%
11,344	Spectrum Brands Holdings, Inc.	1,576,929
Energy - 4.3%
45,553	Targa Resources Corporation	2,728,625
Financials - 23.1%
15,364	Amerisafe, Inc	997,124
29,975	Argo Group International Holdings, Ltd.	2,032,305
40,204	East West Bancorp, Inc. +	2,074,928
19,737	Employers Holdings, Inc.	749,019
11,748	Everest Re Group, Ltd.	2,746,800
28,597	LPL Financial Holdings, Inc.	1,139,018
25,500	Nelnet, Inc.	1,118,430
18,338	Reinsurance Group of America, Inc.	2,328,559
36,472	Renasant Corporation	1,447,574
		14,633,757
Health Care - 1.7%
10,624	Quest Diagnostics, Inc.	1,043,171
Industrials - 24.4%
43,152	Barnes Group, Inc. +	2,215,424
51,580	Briggs & Stratton Corporation	1,157,971
27,856	Deluxe Corporation	2,010,368
59,010	Masco Corporation	2,005,750
46,991	Owens Corning	2,883,838
57,664	Quad/Graphics, Inc.	1,455,439
28,399	Regal Beloit Corporation +	2,148,384
95,851	Steelcase, Inc. +	1,605,504
		15,482,678
Manufacturing - 3.6%
21,899	Sanderson Farms, Inc. +	2,273,992
Materials - 2.2%
9,100	Kaiser Aluminum Corporation	727,090
20,301	PolyOne Corporation +	692,061
		1,419,151
Utilities - 3.4%
77,677	CenterPoint Energy, Inc. +	2,141,555
TOTAL COMMON STOCKS (Cost $58,665,588)		60,865,374

SHORT-TERM INVESTMENTS - 37.3%
2,555,141	Invesco STIT - Treasury Portfolio, Institutional Class, 0.59% (a)	2,555,141
21,135,377	Mount Vernon Liquid Assets Portfolio, LLC 1.17% (a)^	21,135,377
TOTAL SHORT-TERM INVESTMENTS ($23,690,518)		23,690,518

TOTAL INVESTMENTS - 133.3% (Cost $82,356,106)		84,555,892
Liabilities in Excess of Other Assets - (33.3)%		(21,121,141)
NET ASSETS - 100.0%		$63,434,751

(a)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+	All or portion of this security is on loan as of March 31, 2017. Total value of securities on loan is $20,665,587.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $21,135,377 as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMY Shares
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.8%
Consumer Discretionary - 41.6%
44,570	Darden Restaurants, Inc. +	3,729,172
45,346	Garmin, Ltd. +	2,317,634
94,234	H&R Block, Inc. +	2,190,941
45,500	HSN, Inc.	1,688,050
132,504	ILG, Inc.	2,777,284
69,765	M.D.C. Holdings, Inc. +	2,096,438
41,310	Meredith Corporation +	2,668,626
118,826	Pier 1 Imports, Inc. +	850,794
13,498	Polaris Industries, Inc.	1,131,133
143,346	Regal Entertainment Group +	3,236,753
114,382	TEGNA, Inc.	2,930,467
31,713	Time Warner, Inc.	3,098,677
45,095	Tupperware Brands Corporation +	2,828,358
31,991	Wyndham Worldwide Corporation +	2,696,521
		34,240,848
Energy - 9.2%
84,940	HollyFrontier Corporation +	2,407,200
34,716	Targa Resources Corporation	2,079,488
109,422	Ultrapar Participacoes SA - ADR +	2,487,162
9,817	Valero Energy Corporation	650,769
		7,624,619
Financials - 18.4%
11,683	Aflac, Inc.	846,083
14,751	Everest Re Group, Ltd.	3,448,931
47,401	Greenhill & Company, Inc. +	1,388,849
10,074	LPL Financial Holdings, Inc.	401,247
150,400	Old Republic International Corporation	3,080,192
20,258	Safety Insurance Group, Inc.	1,420,086
56,420	Stewart Information Services Corporation	2,492,636
118,393	Umpqua Holdings Corporation +	2,100,292
		15,178,316
Industrials - 4.4%
24,666	Briggs & Stratton Corporation	553,752
98,630	Steelcase, Inc.	1,652,052
57,712	West Corporation	1,409,327
		3,615,131

Materials - 8.3%
30,396	Packaging Corporation of America	2,784,881
60,757	Schnitzer Steel Industries, Inc.	1,254,632
52,564	Sonoco Products Company +	2,781,687
		6,821,200
Real Estate - 3.0%
23,426	Digital Realty Trust, Inc. # +	2,492,292
Utilities - 10.9%
131,808	CenterPoint Energy, Inc. +	3,633,947
105,840	Hawaiian Electric Industries, Inc.	3,525,530
30,526	National Fuel Gas Company	1,819,960
		8,979,437
TOTAL COMMON STOCKS (Cost $75,343,016)		78,951,843

SHORT-TERM INVESTMENTS - 40.1%
Shares/Amount	Security Description	Value
5,198,152	U.S. Bank Money Market Deposit Account, 0.15%	5,198,152
27,803,517	Mount Vernon Liquid Assets Portfolio, LLC 1.17% (a)^	27,803,517
TOTAL SHORT-TERM INVESTMENTS ($33,001,699)		33,001,669

TOTAL INVESTMENTS - 135.9% (Cost $108,344,685)		111,953,512
Liabilities in Excess of Other Assets - (35.9)%		(29,579,187)
NET ASSETS - 100.0%		$82,374,325

(a)	The rate quoted is the annualized seven-day yield at March 31, 2017.
ADR	American Depositary Receipt
#	Real Estate Investment Trust ("REIT")
+	All or portion of this security is out on loan as of March 31, 2017. Total value of securities out on loan is $27,201,628.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $27,803,517 as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMS Shares
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.9%
Consumer Discretionary - 47.9%
52,283	BorgWarner, Inc. +	$2,184,907
56,617	Coach, Inc.	2,339,981
49,116	DeVry Education Group, Inc. +	1,741,162
35,849	Foot Locker, Inc.	2,681,864
101,752	Gentex Corporation +	2,170,370
64,990	Goodyear Tire & Rubber Company +	2,339,640
45,980	H&R Block, Inc. +	1,069,035
45,310	HSN, Inc. +	1,681,001
110,546	Interpublic Group of Companies, Inc. +	2,716,115
51,789	Leggett & Platt, Inc. +	2,606,022
31,228	Meredith Corporation +	2,017,329
109,704	TEGNA, Inc.	2,810,616
35,603	Tupperware Brands Corporation +	2,233,020
16,151	Vail Resorts, Inc.	3,099,377
		31,690,439
Consumer Staples - 1.1%
7,322	Sanderson Farms, Inc. +	760,317
Financials - 23.1%
30,005	Amerisafe, Inc	1,947,325
41,205	East West Bancorp, Inc.	2,126,590
7,679	Employers Holdings, Inc.	291,418
11,399	Everest Re Group, Ltd.	2,665,200
75,743	Fidelity & Guaranty Life +	2,105,655
29,103	Greenhill & Company, Inc.	852,718
27,630	Primerica, Inc. +	2,271,186
30,130	Renasant Corporation	1,195,860
38,446	Selective Insurance Group, Inc.	1,812,729
		15,268,681
Health Care - 4.0%
26,818	Quest Diagnostics, Inc. +	2,633,260
Industrials - 10.3%
29,458	Barnes Group, Inc. +	1,512,374
42,628	Hillenbrand, Inc.	1,528,214
25,000	Kelly Services, Inc.	546,500
10,017	Snap-on, Inc. +	1,689,567
61,887	Steelcase, Inc.	1,036,607
21,726	West Corporation	530,549
		6,843,811

Information Technology - 2.9%
68,711	Juniper Networks, Inc.	1,912,227
Materials - 4.2%
16,195	H.B. Fuller Company +	835,014
43,190	Worthington Industries, Inc.	1,947,437
		2,782,451
Utilities - 2.4%
46,807	Hawaiian Electric Industries, Inc.	1,559,141
TOTAL COMMON STOCKS (Cost $60,769,130)		63,450,327

SHORT-TERM INVESTMENTS - 37.7%
Shares/Amount	Security Description	Value
2,678,809	U.S. Bank Money Market Deposit Account, 0.15%	2,678,809
22,322,744	Mount Vernon Liquid Assets Potfolio, LLC 1.17% (a)^	22,322,744
TOTAL SHORT-TERM INVESTMENTS ($25,001,553)		25,001,553

TOTAL INVESTMENTS - 133.7% (Cost $85,770,683)		88,451,880
Liabilities in Excess of Other Assets - (33.7)%		(22,269,917)
NET ASSETS - 100.0%		$66,181,963

(a)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+	All or portion of this security is out on loan as of March 31, 2017. Total value of securities out on loan is $21,828,640.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $22,322,744 as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCG Shares
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.8%
Consumer Discretionary - 24.6%
36,897	CBS Corporation	$2,559,176
63,950	Comcast Corporation	2,403,880
12,823	Garmin, Ltd. +	655,384
74,288	Interpublic Group of Companies, Inc. +	1,825,256
29,930	TJX Companies, Inc. +	2,366,864
28,849	Tiffany & Company +	2,749,310
23,238	Time Warner, Inc.	2,270,585
		14,830,455
Consumer Staples - 4.0%
24,521	Dr Pepper Snapple Group, Inc.	2,401,096
Financials - 19.5%
20,686	Aon plc	2,455,222
6,222	BlackRock, Inc.	2,386,199
44,438	East West Bancorp, Inc.	2,293,445
38,432	Hartford Financial Services Group, Inc.	1,847,426
5,236	Marsh & McLennan Companies, Inc.	386,888
38,000	Principal Financial Group, Inc. +	2,398,180
		11,767,360
Health Care - 8.8%
4,966	AmerisourceBergen Corporation +	439,491
18,720	Johnson & Johnson	2,331,576
25,942	Quest Diagnostics, Inc.	2,547,245
		5,318,312
Industrials - 10.6%
11,170	Lennox International, Inc. +	1,868,741
19,931	Union Pacific Corporation	2,111,092
33,082	Waste Management, Inc.	2,412,339
		6,392,172
Information Technology - 25.4%
36,415	Amdocs, Ltd.	2,220,951
29,170	Analog Devices, Inc.	2,390,482
19,802	Apple, Inc.	2,844,755
69,653	Applied Materials, Inc.	2,709,502
71,068	CA, Inc. +	2,254,277
79,269	Corning, Inc. +	2,140,263
26,357	Juniper Networks, Inc.	733,515
		15,293,745
Materials - 2.9%
30,336	Air Liquide SA - ADR	692,571
11,335	Packaging Corporation of America	1,038,512
		1,731,083
TOTAL COMMON STOCKS (Cost $54,344,007)		57,734,223

SHORT-TERM INVESTMENTS - 29.3%
2,548,091	Invesco STIT - Treasury Portfolio, Institutional Class, 0.59% (a)	2,548,091
15,151,836	Mount Vernon Liquid Assets Portfolio, LLC 1.17% (a)^	15,151,836
TOTAL SHORT-TERM INVESTMENTS ($17,699,927)		17,699,927

TOTAL INVESTMENTS - 125.1% (Cost $72,043,934)		75,434,150
Liabilities in Excess of Other Assets - (25.1)%		(15,148,093)
NET ASSETS - 100.0%		$60,286,057

(a)	The rate quoted is the annualized seven-day yield at March 31, 2017.
ADR	American Depositary Receipt
+	All or portion of this security is on loan as of March 31, 2017. Total value of securities on loan is $14,745,696.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $15,151,836 as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCV Shares
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 96.0%
Consumer Discretionary - 22.4%
56,724	Best Buy Company, Inc. +	2,787,985
32,109	Foot Locker, Inc.	2,402,074
73,703	Goodyear Tire & Rubber Company +	2,653,308
22,605	Hasbro, Inc.	2,256,431
77,891	Interpublic Group of Companies, Inc. +	1,913,782
32,943	TJX Companies, Inc. +	2,605,132
		14,618,712
Consumer Staples - 5.2%
27,327	Bunge, Ltd.	2,165,938
30,066	Conagra Brands, Inc.	1,212,863
		3,378,801
Energy - 3.0%
32,489	Targa Resources Corporation	1,946,091
Financials - 11.8%
45,878	Arthur J Gallagher & Company +	2,593,942
11,051	Everest Re Group, Ltd.	2,583,835
51,975	Hartford Financial Services Group, Inc.	2,498,438
		7,676,215
Health Care - 7.8%
39,748	Merck & Company, Inc.	2,525,588
26,400	Quest Diagnostics, Inc. +	2,592,216
		5,117,804
Industrials - 13.9%
13,180	L3 Technologies, Inc.	2,178,522
9,580	Lockheed Martin Corporation	2,563,608
33,781	Owens Corning	2,073,140
8,433	Republic Services, Inc.	529,677
15,333	United Technologies Corporation	1,720,516
		9,065,463
Information Technology - 6.7%
17,950	Amdocs, Ltd.	1,094,771
36,425	Juniper Networks, Inc. +	1,013,708
12,379	Western Digital Corporation	1,021,639
21,632	Xilinx, Inc. +	1,252,276
		4,382,394
Materials - 10.1%
32,485	Avery Dennison Corporation	2,618,291
28,873	Celanese Corporation - Series A	2,594,239
16,994	E I Du Pont De Nemours and Company	1,365,128
		6,577,658

Telecommunication Services - 3.9%
61,339	AT&T, Inc. +	2,548,635
Utilities - 11.2%
101,428	CenterPoint Energy, Inc.	2,796,370
19,058	DTE Energy Company	1,946,012
56,973	Public Service Enterprise Group, Inc.	2,526,753
		7,269,135
TOTAL COMMON STOCKS (Cost $59,733,915)		62,580,908

SHORT-TERM INVESTMENTS - 23.3%
2,534,113	Invesco STIT - Treasury Portfolio, Institutional Class, 0.59% (a)	2,534,113
12,652,556	Mount Vernon Liquid Assets Portfolio, LLC 1.17% (a)^	12,652,556
TOTAL SHORT-TERM INVESTMENTS ($15,186,669)		15,186,669

TOTAL INVESTMENTS - 119.3% (Cost $74,920,584)		77,767,577
Liabilities in Excess of Other Assets - (19.3)%		(12,604,730)
NET ASSETS - 100.0%		$65,162,847$

(a)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+	All or portion of this security is on loan as of March 31, 2017. Total value of securities on loan is $12,372,935.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $12,652,556 as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCY Shares
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 96.0%
Consumer Discretionary - 27.0%
24,143	Best Buy Company, Inc. +	$1,186,628
68,338	Coach, Inc.	2,824,410
44,399	Darden Restaurants, Inc. +	3,714,864
31,401	Garmin, Ltd.	1,604,905
28,238	Hasbro, Inc.	2,818,717
111,084	ILG, Inc. +	2,328,321
137,781	Interpublic Group of Companies, Inc. +	3,385,279
66,393	Leggett & Platt, Inc. +	3,340,896
68,775	Regal Entertainment Group +	1,552,940
		22,756,960
Consumer Staples - 4.2%
26,931	Kimberly-Clark Corporation	3,544,928
Energy - 11.6%
60,739	Marathon Petroleum Corporation	3,069,749
55,802	Targa Resources Corporation	3,342,540
50,279	Valero Energy Corporation +	3,332,995
		9,745,284
Financials - 15.0%
42,740	Aflac, Inc.	3,095,231
55,548	Arthur J Gallagher & Company	3,140,684
24,474	Chubb, Ltd.	3,334,582
58,777	MetLife, Inc. +	3,104,601
		12,675,098
Health Care - 1.3%
17,272	AbbVie, Inc.	1,125,443
Industrials - 8.0%
12,588	Lockheed Martin Corporation	3,368,549
46,491	Waste Management, Inc.	3,390,124
		6,758,673
Information Technology - 16.2%
36,916	CA, Inc. +	1,170,975
217,458	HP, Inc.	3,888,149
49,841	Microchip Technology, Inc. +	3,677,269
51,100	Microsoft Corporation	3,365,446
19,867	Texas Instruments, Inc. +	1,600,486
		13,702,325
Materials - 3.0%
23,429	E I Du Pont De Nemours and Company	1,882,052
7,664	Eastman Chemical Company	619,251
		2,501,303

Telecommunication Services - 3.8%
77,659	AT&T, Inc. +	3,226,731
Utilities - 5.9%
23,751	DTE Energy Company	2,425,215
69,789	Exelon Corporation	2,511,008
		4,936,223
TOTAL COMMON STOCKS (Cost $76,472,055)		80,972,968

SHORT-TERM INVESTMENTS - 33.7%
3,327,488	Invesco STIT - Treasury Portfolio, Institutional Class, 0.59% (a)	3,327,488
25,136,541	Mount Vernon Liquid Assets Portfolio, LLC 1.17% (a)^	25,136,541
TOTAL SHORT-TERM INVESTMENTS ($28,464,029)		28,464,029

TOTAL INVESTMENTS - 129.7% (Cost $104,936,084)		109,436,997
Liabilities in Excess of Other Assets - (29.7)%		(25,078,801)
NET ASSETS - 100.0%		$84,358,196

(a)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+	All or portion of this security is on loan as of March 31, 2017. Total value of securities on loan is $24,568,695.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $25,136,541 as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCS Shares
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 96.0%
Consumer Discretionary - 15.4%
36,651	Foot Locker, Inc.	$2,741,861
110,928	Interpublic Group of Companies, Inc. +	2,725,501
30,910	Leggett & Platt, Inc.	1,555,391
32,477	Omnicom Group, Inc. +	2,799,842
13,785	Tractor Supply Company	950,752
		10,773,347
Consumer Staples - 4.1%
70,726	Conagra Brands, Inc.	2,853,087
Financials - 35.7%
37,810	Aflac, Inc.	2,738,200
23,827	Aon plc	2,828,027
48,507	Arthur J Gallagher & Company	2,742,586
54,861	Brown & Brown, Inc.	2,288,801
20,149	Chubb, Ltd. +	2,745,301
11,853	Credicorp, Ltd.	1,935,595
46,348	Intercontinental Exchange, Inc.	2,774,855
38,634	Nasdaq, Inc.	2,683,131
22,940	Principal Financial Group, Inc.	1,447,743
22,720	Travelers Companies, Inc.	2,738,669
		24,922,908
Health Care - 9.8%
7,624	Anthem, Inc.	1,260,857
29,217	Quest Diagnostics, Inc. +	2,868,817
16,670	UnitedHealth Group, Inc.	2,734,047
		6,863,721
Industrials - 8.0%
15,480	Illinois Tool Works, Inc.	2,050,635
16,787	Masco Corporation	570,590
22,109	Stanley Black & Decker, Inc.	2,937,623
		5,558,848
Information Technology - 20.8%
23,082	Apple, Inc.	3,315,960
60,309	Applied Materials, Inc.	2,346,020
14,347	Harris Corporation	1,596,391
61,225	Intel Corporation +	2,208,386
30,114	Microchip Technology, Inc. +	2,221,811
35,010	Texas Instruments, Inc. +	2,820,405
		14,508,973
Materials - 2.2%
18,897	E I Du Pont De Nemours and Company	1,517,996
TOTAL COMMON STOCKS (Cost $63,218,460)		66,998,880

SHORT-TERM INVESTMENTS - 29.6%
2,818,999	Invesco STIT - Treasury Portfolio, Institutional Class, 0.59% (a)	2,818,999
17,826,571	Mount Vernon Liquid Assets Portfolio, LLC 1.17% (a)^	17,826,571
TOTAL SHORT-TERM INVESTMENTS ($20,645,570)		20,645,570

TOTAL INVESTMENTS - 125.6% (Cost $83,864,030)		87,644,450
Liabilities in Excess of Other Assets - (25.6)%		(17,836,945)
NET ASSETS - 100.0%		$69,807,505

(a)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+	All or portion of this security is on loan as of March 31, 2017. Total value of securities on loan is $17,425,496.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $17,826,571 as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical Income Shares
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 16.0%
Consumer Discretionary - 1.5%
91,331	Coach, Inc.	$3,774,710
Consumer Staples - 3.9%
72,335	Kimberly-Clark Corporation	9,521,456
Financials - 4.0%
132,749	Aflac, Inc.	9,613,683
Health Care - 1.1%
41,191	AbbVie, Inc.	2,684,005
Information Technology - 1.8%
241,628	HP, Inc.	4,320,309
Telecommunication Services - 3.7%
216,526	AT&T, Inc. +	8,996,655
TOTAL COMMON STOCKS (Cost $37,204,910)		38,910,818

EXCHANGE TRADED FUNDS - 53.5%
187,744	First Trust Enhanced Short Maturity ETF +	11,259,008
154,702	Guggenheim BulletShares 2022 Corporate Bond ETF	3,256,477
151,050	iShares Agency Bond ETF	17,076,203
250,229	iShares Emerging Markets High Yield Bond ETF +	12,493,934
106,438	iShares International Treasury Bond ETF	9,728,433
203,167	iShares U.S. Preferred Stock ETF +	7,862,563
357,409	PowerShares International Corporate Bond Portfolio ETF	8,928,077
446,010	SPDR Barclays International Corporate Bond ETF +	13,960,113
621,810	SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	21,222,375
278,766	Vanguard Intermediate-Term Corporate Bond ETF	24,079,807
TOTAL EXCHANGE TRADED FUNDS (Cost $129,105,003)		129,866,990

Par Value	Security Description	Value
US GOVERNMENT NOTES - 23.2%
$4,600,000	01/31/2018, 0.750%	$4,589,217
11,900,000	02/28/2021, 1.125%	11,611,568
13,800,000	01/31/2022, 1.500%	13,530,196
5,500,000	03/31/2023, 1.500%	5,311,048
5,500,000	06/30/2023, 1.375%	5,255,723
5,800,000	07/31/2023, 1.250%	5,490,402
5,500,000	08/31/2023, 1.375%	5,241,115
5,500,000	09/30/2023, 1.375%	5,235,098
TOTAL US GOVERNMENT NOTES (Cost $56,491,338)		56,264,367

Shares	Security Description	Value
SHORT-TERM INVESTMENTS - 15.7%
21,528,967	Invesco STIT - Treasury Portfolio, Institutional Class, 0.59% (a)	21,528,967
16,650,648	Mount Vernon Liquid Assets Portfolio, LLC 1.17% (a)^	16,650,648
TOTAL SHORT-TERM INVESTMENTS ($38,179,615)		38,179,615

TOTAL INVESTMENTS - 108.4% (Cost $260,980,866)		263,221,790
Liabilities in Excess of Other Assets - (8.4)%		(20,395,667)
NET ASSETS - 100.0%		$242,826,123

(a)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+	All or portion of this security is on loan as of March 31, 2017. Total value of securities on loan is $16,244,153.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $16,650,648 as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical High Income Shares
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 26.3%
Consumer Discretionary - 2.8%
58,277	Cheesecake Factory, Inc. +	$3,692,431
22,595	Tupperware Brands Corporation +	1,417,158
		5,109,589
Energy - 2.8%
29,156	Marathon Petroleum Corporation	1,473,544
61,436	Targa Resources Corporation	3,680,016
		5,153,560
Financials - 3.9%
99,333	Aflac, Inc.	7,193,696
Health Care - 3.2%
90,699	AbbVie, Inc.	5,909,947
Information Technology - 6.2%
88,688	Cisco Systems, Inc.	2,997,654
473,550	HP, Inc.	8,467,074
		11,464,728
Materials - 2.6%
80,359	Cabot Corporation	4,814,308
Real Estate - 0.8%
43,603	Healthcare Realty Trust, Inc. + #	1,417,098
Telecommunication Services - 4.0%
174,936	AT&T, Inc. +	7,268,591
TOTAL COMMON STOCKS (Cost $45,720,137)		48,331,517

EXCHANGE TRADED FUNDS - 68.3%
101,787	First Trust Enhanced Short Maturity ETF +	6,104,166
116,945	Guggenheim BulletShares 2022 Corporate Bond ETF +	2,461,692
81,944	iShares Agency Bond ETF	9,263,769
135,228	iShares Emerging Markets High Yield Bond ETF +	6,751,934
264,558	iShares iBoxx $ High Yield Corporate Bond ETF +	23,222,901
57,339	iShares International Treasury Bond ETF	5,240,785
110,703	iShares U.S. Preferred Stock ETF +	4,284,206
191,350	PowerShares International Corporate Bond Portfolio ETF	4,779,923
239,015	SPDR Barclays International Corporate Bond ETF	7,481,170
786,282	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	21,984,445
457,893	SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	15,627,888
212,490	Vanguard Intermediate-Term Corporate Bond ETF	18,354,886
TOTAL EXCHANGE TRADED FUNDS (Cost $124,395,726)		125,557,765

SHORT-TERM INVESTMENTS - 21.5%
9,853,056	Invesco STIT - Treasury Portfolio, Institutional Class, 0.59% (a)	9,853,056
29,513,123	Mount Vernon Liquid Assets Portfolio, LLC 1.17% (a)^	29,513,123
TOTAL SHORT-TERM INVESTMENTS ($39,366,179)		39,366,179

TOTAL INVESTMENTS - 116.1% (Cost $209,482,042)		213,255,461
Liabilities in Excess of Other Assets - (16.1)%		(29,529,319)
NET ASSETS - 100.0%		$183,726,142

(a)	The rate quoted is the annualized seven-day yield at March 31, 2017.
#	Real Estate Investment Trust ("REIT")
+	All or portion of this security is on loan as of March 31, 2017. Total value of securities on loan is $28,861,841.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $29,513,123 as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical Rotation Shares
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS - 90.4%

24,737	First Trust Consumer Staples AlphaDEX ETF +	$1,141,365
16,589	First Trust Financial AlphaDEX Fund +	459,515
47,975	iShares China Large-Cap ETF +	1,846,558
17,352	iShares Emerging Markets High Yield Bond ETF +	866,385
19,716	iShares MSCI ACWI ETF +	1,247,234
17,820	iShares MSCI EAFE ETF	1,110,008
15,839	iShares Russell 1000 Value ETF	1,820,535
38,098	iShares U.S. Preferred Stock ETF	1,474,393
28,501	PowerShares S&P SmallCap Low Volatility Portfolio ETF	1,221,553
25,207	SPDR Bloomberg Barclays International Corporate Bond ETF	788,979
22,251	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	674,650
18,752	Vanguard FTSE Emerging Markets ETF	744,830
37,440	WisdomTree India Earnings Fund +	903,427
TOTAL EXCHANGE TRADED FUNDS (Cost $13,936,941)		14,299,432

EXCHANGE TRADED NOTES - 7.6%
28,287	Barclays ETN+ Select MLP ETN +	675,776
24,893	iPath S&P MLP ETN	522,255
TOTAL EXCHANGE TRADED NOTES (Cost $1,194,339)		1,198,031

SHORT-TERM INVESTMENTS - 28.0%
257,643	Invesco STIT - Treasury Portfolio, Institutional Class, 0.59% (a)	257,643
4,164,950	Mount Vernon Liquid Assets Portfolio, LLC 1.17% (a)^	4,164,950
TOTAL SHORT-TERM INVESTMENTS ($4,422,593)		4,422,593

TOTAL INVESTMENTS - 126.0% (Cost $19,553,873)		19,920,056
Liabilities in Excess of Other Assets - (26.0)%		(4,112,463)
NET ASSETS - 100.0%		$15,807,593

(a)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+	All or portion of this security is on loan as of March 31, 2017. Total value of securities on loan is $4,051,212.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $4,164,950 as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Power Factor™ High Dividend ETF
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 29.1%
5,261	Big 5 Sporting Goods Corporation	$79,441
1,883	Cracker Barrel Old Country Store, Inc. +	299,868
1,424	DineEquity, Inc.	77,494
11,757	DSW, Inc. - Class A	243,135
87,736	Ford Motor Company	1,021,247
19,958	GameStop Corporation - Class A +	450,053
8,926	Gannett Company, Inc.	74,800
9,922	Garmin, Ltd. +	507,114
27,837	General Motors Company	984,316
30,923	GNC Holdings, Inc. +	227,593
19,871	H&R Block, Inc.	462,001
13,646	Kohl's Corporation	543,247
7,353	L Brands, Inc.	346,326
2,732	M.D.C. Holdings, Inc.	82,097
19,352	Macy's, Inc.	573,593
5,795	New Media Investment Group, Inc. +	82,347
5,380	Target Corporation	296,922
		6,351,594
Consumer Staples - 2.3%
4,835	B&G Foods, Inc.	194,609
16,213	Flowers Foods, Inc. +	314,694
		509,303
Energy - 6.1%
6,139	Marathon Petroleum Corporation	310,265
15,552	Valero Energy Corporation	1,030,942
		1,341,207
Financials - 4.7%
5,956	First American Financial Corporation	233,952
2,850	Greenhill & Company, Inc. +	83,505
16,697	Invesco, Ltd.	511,429
4,160	Maiden Holdings, Ltd.	58,240
1,176	Mercury General Corporation	71,724
1,792	Moelis & Company	68,992
		1,027,842
Health Care - 5.3%
17,732	AbbVie, Inc.	1,155,417
Industrials - 6.6%
2,493	Aircastle, Ltd.	60,156
6,036	Boeing Company	1,067,527
17,936	Pitney Bowes, Inc.	235,141
5,230	Steelcase, Inc.	87,603
		1,450,427

Information Technology - 9.1%
11,739	Cisco Systems, Inc.	396,778
69,946	HP, Inc.	1,250,634
1,997	International Business Machines Corporation	347,758
		1,995,170
Materials - 8.4%
3,331	Domtar Corporation	121,648
5,630	Dow Chemical Company	357,730
6,543	International Paper Company	332,254
11,333	LyondellBasell Industries NV	1,033,456
		1,845,088
Telecommunication Services - 9.6%
26,160	AT&T, Inc.	1,086,948
20,572	Verizon Communications, Inc.	1,002,885
		2,089,833
Utilities - 17.8%
40,674	AES Corporation	454,735
2,701	Avista Corporation	105,474
5,934	Consolidated Edison, Inc.	460,835
8,136	Entergy Corporation	618,011
17,597	Great Plains Energy, Inc.	514,184
2,542	NorthWestern Corporation	149,215
15,319	PPL Corporation	572,777
10,165	Public Service Enterprise Group, Inc.	450,818
11,141	Southern Company	554,599
		3,880,648
TOTAL COMMON STOCKS (Cost $21,853,102)		21,646,529

SHORT-TERM INVESTMENTS - 9.1%
148,568	Invesco STIT - Treasury Portfolio, Institutional Class, 0.59% (a)	148,568
1,833,614	Mount Vernon Liquid Assets Portfolio, LLC 1.17% (a)^	1,833,614
TOTAL SHORT-TERM INVESTMENTS ($1,982,182)		1,982,182

TOTAL INVESTMENTS -108.1% (Cost $23,835,284)		23,628,711
Liabilities in Excess of Other Assets - (8.1)%		(1,766,258)
NET ASSETS - 100.0%		$21,862,453

(a)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+	All or portion of this security is on loan as of March 31, 2017. Total value of securities on loan is $1,783,874.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,833,614 as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedules of Investments
March 31, 2017 (Unaudited)

NOTE 1 — ORGANIZATION
Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following twelve separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI Tactical SMG Shares
WBI Tactical SMV Shares
WBI Tactical SMY Shares
WBI Tactical SMS Shares
WBI Tactical LCG Shares
WBI Tactical LCV Shares
WBI Tactical LCY Shares
WBI Tactical LCS Shares
WBI Tactical Income Shares
WBI Tactical High Income Shares
WBI Tactical Rotation Shares
WBI Power Factor™ High Dividend ETF

Each Fund is classified as a diversified portfolio except WBI Tactical Rotation Shares, which is non-diversified.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

A. Valuation:
All equity securities, including domestic common stocks, preferred stocks, real estate investment trusts, exchange-traded funds and exchange-traded notes, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market, NASDAQ
Select Market and NASDAQ Capital Market (collectively “NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Investment in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“USBFS”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principals in the United States ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments.  The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017:

WBI Tactical SMG Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$56,400,425	$-	$-	$56,400,425
Short-Term Investments	21,489,365	-	-	21,489,365
Total Investments in Securities, at value	$77,889,790	$-	$-	$77,889,790

WBI Tactical SMV Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$60,865,374	$-	$-	$60,865,374
Short-Term Investments	23,690,518	-	-	23,690,518
Total Investments in Securities, at value	$84,555,892	$-	$-	$84,555,892

WBI Tactical SMY Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$78,951,843	$-	$-	$78,951,843
Short-Term Investments	33,001,669	-	-	33,001,669
Total Investments in Securities, at value	$111,953,512	$-	$-	$111,953,512

WBI Tactical SMS Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$63,450,327	$-	$-	$63,450,327
Short-Term Investments	25,001,553	-	-	25,001,553
Total Investments in Securities, at value	$88,451,880	$-	$-	$88,451,880

Notes to Schedules of Investments
March 31, 2017 (Unaudited)

WBI Tactical LCG Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$57,734,223	$-	$-	$57,734,223
Short-Term Investments	17,699,927	-	-	17,699,927
Total Investments in Securities, at value	$75,434,150	$-	$-	$75,434,150

WBI Tactical LCV Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$62,580,908	$-	$-	$62,580,908
Short-Term Investments	15,186,669	-	-	15,186,669
Total Investments in Securities, at value	$77,767,577	$-	$-	$77,767,577

WBI Tactical LCY Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$80,972,968	$-	$-	$80,972,968
Short-Term Investments	28,464,029	-	-	28,464,029
Total Investments in Securities, at value	$109,436,997	$-	$-	$109,436,997

WBI Tactical LCS Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$66,998,880	$-	$-	$66,998,880
Short-Term Investments	20,645,570	-	-	20,645,570
Total Investments in Securities, at value	$87,644,450	$-	$-	$87,644,450

WBI Tactical Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$38,910,818	$-	$-	$38,910,818
Exchange Traded Funds	129,866,990	-	-	129,866,990
US Government Notes	56,264,367	-	-	56,264,367
Short-Term Investments	38,179,615	-	-	38,179,615
Total Investments in Securities, at value	$263,221,790	$-	$-	$263,221,790

WBI Tactical High Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$48,331,517	$-	$-	$48,331,517
Exchange Traded Funds	125,557,765	-	-	125,557,765
Short-Term Investments	39,366,179	-	-	39,366,179
Total Investments in Securities, at value	$213,255,461	$-	$-	$213,255,461

WBI Tactical Rotation Shares
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,299,432	$-	$-	$14,299,432
Exchange Traded Notes	1,198,031	-	-	1,198,031
Short-Term Investments	4,422,593	-	-	4,422,593
Total Investments in Securities, at value	$19,920,056	$-	$-	$19,920,056

WBI Power Factor™ High Dividend ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,646,529	$-	$-	$21,646,529
Short-Term Investments	1,982,182	-	-	1,982,182
Total Investments in Securities, at value	$23,628,711	$-	$-	$23,628,711

^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2017, the Funds recognized no transfers to or from Levels 1, 2 or 3.

B. Derivative Transactions:
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for economic hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to economically hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate by the Advisor and consistent with each Fund’s investment objective and policies. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transactions exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

With exchange-traded options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The average monthly volume of derivative activity during the nine-months ended March 31, 2017 was as follows:

Notes to Schedules of Investments
March 31, 2017 (Unaudited)

Fund	Average Number of Contracts
	Purchased Options	Written Options
WBI Tactical SMG Shares	64	2
WBI Tactical SMV Shares	54	-
WBI Tactical SMY Shares	240	41
WBI Tactical SMS Shares	60	-
WBI Tactical LCG Shares	257	52
WBI Tactical LCV Shares	276	111
WBI Tactical LCY Shares	189	59
WBI Tactical LCS Shares	476	123
WBI Tactical Income Shares	43	-
WBI Tactical High Income Shares	2,100	172
WBI Tactical Rotation Shares	107	-
WBI Power Factor™ High Dividend ETF	-	-

The activity in written options during the none-months ended March 31, 2017, is as follows:

	WBI Tactical SMG Shares		WBI Tactical SMV Shares
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$-	-	$-
Options written	28	7,434	-	-
Options exercised	-	-	-	-
Options expired	(14)	(6,118)	-	-
Options closed	(14)	(1,316)	-	-
Options outstanding, end of period	-	$-	-	$-
	WBI Tactical SMY Shares		WBI Tactical SMS Shares
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$-	-	$-
Options written	369	25,545	-	-
Options exercised	-	-	-	-
Options expired	-	-	-	-
Options closed	(369)	(25,545)	-	-
Options outstanding, end of period	-	$-	-	$-
	WBI Tactical LCG Shares		WBI Tactical LCV Shares
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	220	$10,780	717	$35,132
Options written	595	35,784	644	18,676
Options exercised	-	-	-	-
Options expired	(210)	(6,090)	-	-
Options closed	(605)	(40,474)	(1,361)	(53,808)
Options outstanding, end of period	-	$-	-	$-
	WBI Tactical LCY Shares		WBI Tactical LCS Shares
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	368	$18,032	772	$37,827
Options written	349	10,121	720	20,880
Options exercised	-	-	-	-
Options expired	-	-	-	-
Options closed	(717)	(28,152)	(1,492)	(58,707)
Options outstanding, end of period	-	$-	-	$-
	WBI Tactical Income Shares		WBI Tactical High Income Shares
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$-	2,119	$103,829
Options written	-	-	2,032	58,927
Options exercised	-	-	-	-
Options expired	-	-	-	-
Options closed	-	-	(4,151)	(162,755)
Options outstanding, end of period	-	$-	-	$-

	WBI Tactical Rotation Shares		WBI Power Factor™ High Dividend ETF
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$-	-	$-
Options written	-	-	-	-
Options exercised	-	-	-	-
Options expired	-	-	-	-
Options closed	-	-	-	-
Options outstanding, end of period	-	$-	-	$-

C. Securities Lending:
The Funds may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars shall be in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2017 Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with U.S. Bank N.A., the securities lending agent.

Notes to Schedules of Investments
March 31, 2017 (Unaudited)

As of March 31, 2017, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Collateral Received*
WBI Tactical SMG Shares	$16,608,344	$17,006,263
WBI Tactical SMV Shares	20,665,587	21,135,377
WBI Tactical SMY Shares	27,201,628	27,803,517
WBI Tactical SMS Shares	21,828,640	22,322,744
WBI Tactical LCG Shares	14,745,696	15,151,836
WBI Tactical LCV Shares	12,372,935	12,652,556
WBI Tactical LCY Shares	24,568,695	25,136,541
WBI Tactical LCS Shares	17,425,496	17,826,571
WBI Tactical Income Shares	16,244,153	16,650,648
WBI Tactical High Income Shares	28,861,841	29,513,123
WBI Tactical Rotation Shares	4,051,212	4,164,950
WBI Power Factor™ High Dividend ETF	1,783,874	1,833,614

* The cash collateral received was invested in the Mount Vernon Securities Liquid Assets Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

D. Tax Information:
The cost basis of investments for federal income tax purposes as of March 31, 2017 was as follows+:

WBI Tactical SMG Shares
Cost of investments	$76,639,335
Gross unrealized appreciation	1,784,632
Gross unrealized depreciation	(534,177)
Net unrealized appreciation	$1,250,455

WBI Tactical SMV Shares
Cost of investments	$82,356,106
Gross unrealized appreciation	2,934,781
Gross unrealized depreciation	(734,995)
Net unrealized appreciation	$2,199,786

WBI Tactical SMY Shares
Cost of investments	$108,344,685
Gross unrealized appreciation	4,302,293
Gross unrealized depreciation	(693,466)
Net unrealized appreciation	$3,608,827

WBI Tactical SMS Shares
Cost of investments	$85,770,683
Gross unrealized appreciation	3,230,814
Gross unrealized depreciation	(549,617)
Net unrealized appreciation	$2,681,197

WBI Tactical LCG Shares
Cost of investments	$72,043,934
Gross unrealized appreciation	3,620,871
Gross unrealized depreciation	(230,655)
Net unrealized appreciation	$3,390,216

WBI Tactical LCV Shares
Cost of investments	$74,920,584
Gross unrealized appreciation	3,000,188
Gross unrealized depreciation	(153,195)
Net unrealized appreciation	$2,846,993

WBI Tactical LCY Shares
Cost of investments	$104,936,084
Gross unrealized appreciation	4,636,857
Gross unrealized depreciation	(135,944)
Net unrealized appreciation	$4,500,913

Notes to Schedules of Investments
March 31, 2017 (Unaudited

WBI Tactical LCS Shares
Cost of investments	$83,864,030
Gross unrealized appreciation	4,112,683
Gross unrealized depreciation	(332,263)
Net unrealized appreciation	$3,780,420

WBI Tactical Income Fund
Cost of investments	$260,980,866
Gross unrealized appreciation	2,484,025
Gross unrealized depreciation	(243,101)
Net unrealized appreciation	$2,240,924

WBI Tactical High Income Fund
Cost of investments	$209,482,042
Gross unrealized appreciation	3,802,017
Gross unrealized depreciation	(28,598)
Net unrealized appreciation	$3,773,419

WBI Tactical Rotation Fund
Cost of investments	$19,553,873
Gross unrealized appreciation	399,333
Gross unrealized depreciation	(33,150)
Net unrealized appreciation	$366,183

WBI Power Factor™ High Dividend ETF
Cost of investments	$23,835,284
Gross unrealized appreciation	773,926
Gross unrealized depreciation	(980,499)
Net unrealized depreciation	$(206,573)

+Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

NOTE 3 — Certain Risks
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain principal risks pertaining to the Funds.

Counterparty Risk — Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the over-the-counter (“OTC”) derivatives transactions. In those instances, another ETF holding such derivatives (in which the Fund invests) will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

Debt Securities Risk — The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instruments changes, and as actual or perceived creditworthiness of an issuer changes. During periods of rising interest rates, the market value of the debt securities held by the Fund will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time. Because interest rates in the United States are at historical lows, the Fund may have an increased risk associated with debt securities and rising interest rates. Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for the Fund to sell the instruments at or near the market value used to compute the Fund’s NAV.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential for gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

ETF and Other Investment Companies Risk — When the Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company.  The Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk — Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product ("ETP") in which the Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.

Equity Securities Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Fluctuation of Net Asset Value — The NAV of the shares will fluctuate with changes in market value of the Fund’s holdings.

Shares are Not Individually Redeemable — Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants ("APs") may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title  /s/ Don Schreiber Jr.
 Don Schreiber Jr., President and Principal Executive Officer

Date  May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Don Schreiber Jr.
 Don Schreiber Jr., President and Principal Executive Officer

Date  May 18, 2017

By (Signature and Title)*  /s/ Paul Lagermasini
Paul Lagermasini, Treasurer and Chief Financial Officer

Date  May 18, 2017

* Print the name and title of each signing officer under his or her signature.